REMS REAL ESTATE INCOME 50/50 FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

		Shares	Fair Value
46.71%	COMMON STOCKS
13.38%	DIVERSIFIED/OTHER
	Alexander's Inc.	4,900	$ 1,201,578
	Kennedy-Wilson Holdings, Inc.	81,800	1,187,736
	Spirit Realty Capital, Inc.	24,200	816,750
	VEREIT, Inc.	213,200	1,385,800
			4,591,864
8.95%	HEALTHCARE
	Healthcare Trust of America, Inc "A"	62,200	1,617,200
	Healthpeak Properties, Inc.	53,600	1,455,240
			3,072,440
12.13%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	112,600	1,164,284
	STAG Industrial, Inc.	50,700	1,545,843
	WPT Industrial Real Estate Investment Trust	114,200	1,450,705
			4,160,832
6.94%	RESIDENTIAL
	CatchMark Timber Trust, Inc. - Class A	132,300	1,181,439
	Independence Realty Trust, Inc.	103,400	1,198,406
			2,379,845
5.31%	RETAIL
	Brixmor Property Group Inc.	67,500	789,075
	Weingarten Realty Investors	60,800	1,031,168
			1,820,243
46.71%	TOTAL COMMON STOCKS		16,025,224
49.72%	PREFERRED STOCKS
3.62%	CONVERTIBLE
	Lexington Realty Trust, Series C, 6.500%	7,400	432,530
	RPT Realty, Series D, 7.250%	21,800	810,742
			1,243,272
17.17%	DIVERSIFIED/OTHER
	Colony Capital, Inc., Series G, 7.500%	17,900	408,120
	Digital Realty Trust, Inc., Series C, 6.625%	6,742	174,685
	Digital Realty Trust, Inc., Series G, 5.875%	25,200	631,008
	Global Net Lease, Inc., Series A, 7.250%	23,300	598,810
	Global Net Lease, Inc., Series B, 6.875%	8,000	201,520
	iStar Inc., Series D, 8.000%	14,400	364,752
	iStar Inc., Series I, 7.500%	30,100	728,420
	National Storage Affiliates Trust, Series A, 6.000%	24,300	643,707
	Spirit Realty Capital Inc., Series A, 6.000%	28,700	756,245
	VEREIT, Inc., Series F, 6.700%	19,959	505,562
	Vornado Realty Trust, Series L, 5.400%	35,000	878,150
			5,890,979
3.51%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875%	20,400	299,880
	Hersha Hospitality Trust, Series D, 6.500%	12,761	183,376
	RLJ Lodging Trust, Series A, 1.950%	14,600	334,778
	Sunstone Hotel Investors, Series F, 6.450%	15,900	385,575
			1,203,609
6.78%	INDUSTRIAL
	Monmouth Real Estate Investment Corp., Series C, 6.125%	32,300	800,394
	PS Business Parks, Inc., Series Z, 4.875%	28,100	751,394
	Rexford Industrial Realty, Series A, 5.875%	21,700	558,992
	Rexford Industrial Realty, Series B, 5.875%	8,000	215,040
			2,325,820
2.15%	MORTGAGE REIT
	Annaly Capital Management, Inc., Series D, 7.500%	14,800	371,924
	Annaly Capital Management, Inc., Series I, 6.750%	15,900	364,746
			736,670

REMS REAL ESTATE INCOME 50/50 FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

	Shares	Fair Value
5.49% OFFICE
Boston Properties, Inc., Series B, 5.250%	15,200	$382,736
City Office REIT, Inc., Series A, 6.625%	25,200	651,672
SL Green Realty Corp., Series I, 6.500%	33,800	849,056
		1,883,464
5.07% RESIDENTIAL
American Homes 4 Rent, Series D, 6.500%	20,800	526,656
Investors Real Estate Trust, Series C, 6.625%	18,928	500,835
UMH Properties Inc., Series B, 8.000%	18,000	454,680
UMH Properties Inc., Series C, 6.750%	10,200	256,734
		1,738,905
5.93%	RETAIL
	Brookfield Property REIT Inc., Series A, 6.375%	14,900	278,183
	Saul Centers, Inc., Series E, 6.000%	20,500	510,450
	SITE Centers Corp., Series K, 6.250%	16,600	404,210
	Taubman Centers, Inc., Series K, 6.250%	21,300	456,672
	Urstadt Biddle Properties, Inc., Series K, 5.875%*	16,200	385,560
			2,035,075
49.72%	TOTAL PREFERRED STOCKS		17,057,794
96.43%	TOTAL LONG POSITIONS		33,083,018
3.86%	MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	1,323,756	1,323,756
100.29%	NET INVESTMENTS IN SECURITIES		34,406,774
(0.29%)	Liabilities in excess of other assets		(97,921)
100.00%	NET ASSETS		$34,308,853

** Effective 7 day yield as of September 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$16,025,224	$-	$-	$16,025,224
Preferred Stocks	17,057,794	-	-	17,057,794
Money Market Funds	1,323,756	-	-	1,323,756
Net Investments in Securities	$34,406,774	$-	$-	$34,406,774

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2020.

At September 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $35,462,891 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,888,733
Gross unrealized depreciation	(2,944,850)
Net unrealized appreciation	$(1,056,117)